LEASES	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES
14.	LEASES
Lessee Arrangements
The Company is the lessee under operating and finance leases for equipment and real estate, including the land and certain of the building structures for City of Dreams Manila under the MRP Lease Agreement as described in Note 22, Cyprus casino sites, Mocha Clubs sites, office space, warehouses, staff quarters, and certain parcels of land in Macau on which Altira Macau, City of Dreams and Studio City are located. Certain lease agreements provide for periodic rental increases based on both contractually agreed incremental rates and on the general inflation rate once agreed by the Company and its lessors and in some cases contingent rental expenses stated as a percentage of turnover. Certain leases include options to extend the lease term and options to terminate the lease term. The land concession contracts in Macau have a term of
25 years, which is renewable for further consecutive periods of 10 years, subject to applicable legislation in Macau. The estimated term related to the land concession contracts in Macau is 40 years.

The components of lease costs are as follows:

	Year Ended December 31,
	2021	2020	2019
Operating lease costs:
Amortization of land use rights	$22,832	$22,886	$22,659
Operating lease costs	29,401	31,039	39,681
Short-term lease costs	473	842	1,569
Variable lease costs	(629)	(5,565)	9,595
Finance lease costs:
Amortization of right-of-use assets	15,682	12,836	12,326
Interest costs	31,642	41,550	39,696

Total lease costs	$99,401	$103,588	$125,526

Other information related to lease term and discount rate is as follows:

	December 31,
	2021	2020
Weighted average remaining lease term
Operating leases	21.49 years	19.8 years
Finance leases	11.5 years	12.5 years
Weighted average discount rate
Operating leases	5.73%	5.76%
Finance leases	7.09%	13.49%
Maturities of lease liabilities as of December 31, 2021 are as follows:

	Operating Leases	Finance Leases
Year ending December 31,
2022	$17,211	$50,345
2023	9,089	49,232
2024	6,392	50,560
2025	6,107	50,560
2026	6,104	50,560
Over 2026	86,977	330,154

Total future minimum lease payments	131,880	581,411
Less: amount representing interest	(52,220)	(185,231)

Present value of future minimum lease payments	79,660	396,180
Current portion	(16,771)	(48,551)

Non-current portion	$62,889	$347,629

Lessor Arrangements
The Company is the lessor under
non-cancellable
operating leases mainly for mall spaces in the sites of City of Dreams, City of Dreams Manila and Studio City with various retailers that expire at various dates through May 2035. Certain of the operating leases include minimum base fees with contingent fee clauses based on percentages of turnover.
During the years ended December 31, 2021 and 2020, the Company earned minimum operating lease income of $45,019 and $37,257, respectively and contingent operating lease income of
 $5,080 and $(1,955),
respectively. Total lease income for the years ended December 31, 2021 and 2020 were reduced by $882 and
 $18,356
as a result of the rent concessions and uncollectable lease income related to the effects of the COVID-19 outbreak, respectively. During the year ended December 31, 2019, the Company earned minimum operating lease income of
$36,938 and contingent operating lease income of $14,295.
Future minimum fees, excluding the contingent fees to be received under non-cancellable
operating leases as of December 31, 2021 were as follows:

Year ending December 31,
2022	$48,136
2023	43,647
2024	43,789
2025	44,306
2026	20,287
Over 2026	2,758

$202,923